RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Transactions with Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Related Party Transaction [Line Items]
Cost of revenues of products	$ 192,117		$ 161,145		$ 152,932
FIMI Opportunity Funds ("FIMI") [Member]
Related Party Transaction [Line Items]
Cost of revenues of products		[1]		[1]	134
Purchase of property and equipment and inventory		[1]		[1]	$ 100

[1]	Affiliates of FIMI were not considered related parties of the Company during the years ended December 31, 2024 and 2023.